Debt (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Oct. 31, 2012	May 31, 2011 Term B Loan Facility [Member]	Nov. 30, 2012 Term C Loan Facility [Member]	Dec. 31, 2012 Term C Loan Facility [Member]	Dec. 31, 2011 Term C Loan Facility [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Credit-linked Revolving Facility [Member]	Dec. 31, 2011 Credit-linked Revolving Facility [Member]	Sep. 30, 2010 Credit-linked Revolving Facility [Member]	Dec. 31, 2012 Amended Credit Agreement [Member]
Debt Instrument [Line Items]
Senior notes											$ 500,000,000		$ 400,000,000			$ 600,000,000
Interest rate, stated percentage											4.625%	4.625%	5.875%	5.875%	5.875%	6.625%	6.625%	6.625%
Line of credit facility, prepayment								400,000,000
Year of maturity							Apr. 02, 2014		Oct. 31, 2016	Oct. 31, 2016	Nov. 15, 2022	Nov. 15, 2022	Jun. 15, 2021	Jun. 15, 2021	Jun. 15, 2021	Oct. 15, 2018	Oct. 15, 2018	Oct. 15, 2018
Notes redemption price											100.00%		100.00%			100.00%
Accelerated amortization of deferred financing costs	3,000,000	3,000,000	3,000,000	16,000,000
Deferred financing costs	8,000,000				8,000,000	22,000,000
Senior credit facilities							516,000,000		977,000,000	1,386,000,000										0	50,000,000	0
Revolving credit facility borrowing capacity																			600,000,000	600,000,000			228,000,000
Credit facility, expiration date																			Oct. 31, 2015		Apr. 02, 2014
Cross default covenant to other debt																								$ 40,000,000